Document and Entity Information	Mar. 26, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 26, 2021
Current Fiscal Year End Date	--12-31
Entity Registrant Name	IONIS PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-19125
Entity Tax Identification Number	33-0336973
Entity Address, Address Line One	2855 Gazelle Court
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92010
City Area Code	760
Local Phone Number	931-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000874015
Title of 12(b) Security	Common Stock, $.001 Par Value
Trading Symbol	“IONS”
Security Exchange Name	NASDAQ